Investments accounted for using the equity method - Changes in investments accounted for using the equity method (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments accounted for using the equity method
At 1 January	¥ 26,244	¥ 32,988
Disposal of associates		(2,249)
Dividend received		(6,225)
Step -up acquisition	(15,749)
Disposal	1,499
Share of profit/(loss)	(1,738)	1,730
At 31 December	¥ 10,256	¥ 26,244